Consolidated statement of changes in shareholders' equity (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statement of changes in shareholders' equity
Dividends recognised	€ 0.10	€ 0.19	€ 0.17
Dividends proposed	€ 0.00